Debt (Bilateral Letter of Credit Facilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bilateral Letter Of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Committed Bilateral Letter of Credit Facilites [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 421,000,000	$ 424,000,000
Bilateral letter of credit facilities, total available amount	492,000,000	459,000,000
Bilateral letter of credit facilities, collateral	424,000,000	429,000,000
Uncommitted Bilateral Letter of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	165,000,000	149,000,000
Bilateral letter of credit facilities, collateral	$ 100,000,000	$ 90,000,000